Inventory (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Schedule of Inventory, Current [Table Text Block]
	July 31,	January 31,
	2014	2014

Finished goods	$507,364	$528,461
Raw materials	68,868	75,585
	576,232	604,046
Less; allowance for obsolete inventory	(290,000)	-

Total inventory	$286,232	$604,046

January 31,	2014	2013

Finished goods - Underwear	$528,461	$115,709
Raw materials	75,585	120,441

Total inventory	$604,046	$236,150